Filed electronically with the Securities and Exchange Commission on
                                February 1, 2001


                                                                File No. 2-76806
                                                               File No. 811-3440

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /

                           Pre-Effective Amendment No.                     /   /
                         Post-Effective Amendment No. 39                   / X /
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /

                                Amendment No. 41                           / X /
                                              --



                                KEMPER PORTFOLIOS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (312)
                                    537-7000

                                Philip J. Collora
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /         Immediately upon filing pursuant to paragraph (b)
/ X /         On February 1, 2001 pursuant to paragraph (b)
/   /         On (date) pursuant to paragraph (a) (1)
/   /         On (date) pursuant to paragraph (a) (3)
/   /         75 days after filing pursuant to paragraph (a) (2)
/   /         On (date) pursuant to paragraph (a) (2) of Rule 485

              If appropriate, check the following box:

/   /         This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                       KEMPER PORTFOLIOS

                   Scudder Cash Reserves Fund

Kemper Equity Funds/Growth Style

Kemper Aggressive Growth Fund
Kemper Blue Chip Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Technology Fund
Kemper Total Return Fund
Kemper Value+Growth Fund

Supplement to Prospectus Dated February 1, 2001

Class I Shares
--------------------------------------------------------------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the funds' returns over different periods average out. For context, the table has market indices (which, unlike the funds, have no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. No performance data are available for the Class I shares of Kemper Aggressive Growth Fund and Kemper Value+Growth Fund.

Average Annual Total Returns (as of 12/31/2000)

                                                                     Since
                                Since       Since    Since 7/3/95  11/22/95
                              12/31/99    12/31/95     Life of      Life of
                               1 Year      5 Years      Class        Class
------------------------------------------------------------------------------
Kemper Blue Chip Fund           -8.29%      16.81%       --          16.92%
Index 1                          -9.10       18.33       --          18.44*
Index 2                          -7.79       18.16       --          18.19*

Kemper Growth Fund              -19.43       11.73      13.96%        --
Index 1                          -9.10       18.33     19.42**        --
Index 3                         -22.42       18.15     19.18**        --

Kemper Small Capitalization
Equity Fund                     -10.05       10.25       11.88        --
Index 1                          -9.10       18.33     19.42**        --
Index 4                          -3.02       10.31     11.66**        --
Index 5                         -22.43        7.14      8.87**        --

Kemper Technology Fund          -23.96       24.97       24.65        --
Index 1                          -9.10       18.33     19.42**        --
Index 3                         -22.42       18.15     19.18**        --
Index 6                         -35.35       26.96     25.60**        --

                                                                     Since
                                Since       Since    Since 7/3/95  11/22/95
                              12/31/99    12/31/95     Life of      Life of
                               1 Year      5 Years      Class        Class
------------------------------------------------------------------------------
Kemper Total Return Fund         -2.63       12.78       13.36        --
Index 1                          -9.10       18.33     19.42**        --
Index 3                         -22.42       18.15     19.18**        --
Index 7                          11.85        6.24      6.90**        --

*  Index comparison begins November 30, 1995

** Index comparison begins June 30, 1995

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Index, an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the United States and whose common stocks are traded there.

Index 3: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 4: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 5: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

Index 6: Hambrecht & Quist Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

Index 7: Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

How much investors pay

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund.

Shareholder fees: Fees paid directly from your investment.

                                    Maximum
                      Maximum      Deferred     Maximum
                   Sales Charge     Sales        Sales    Redemption
                      (Load)        Charge     Charge on   Fee (% of
                    Imposed on      (Load)    Reinvested    amount
                   Purchases (%     (% of     Dividends/   redeemed,
                   of offering    redemption  Distribu-       if        Exchange
                      price)      proceeds)     tions      applicable)    Fee
--------------------------------------------------------------------------------
Kemper Aggressive
Growth Fund            None          None        None        None        None
--------------------------------------------------------------------------------
Kemper Blue Chip
Fund                   None          None        None        None        None
--------------------------------------------------------------------------------
Kemper Growth Fund     None          None        None        None        None
--------------------------------------------------------------------------------
Kemper Small
Capitalization
Equity Fund            None          None        None        None        None
--------------------------------------------------------------------------------
Kemper Technology
Fund                   None          None        None        None        None
--------------------------------------------------------------------------------
Kemper Total
Return Fund            None          None        None        None        None
--------------------------------------------------------------------------------
Kemper
Value+Growth Fund      None          None        None        None        None
--------------------------------------------------------------------------------

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                                         Total
                                                                        Annual
                                 Investment   Distribution               Fund
                                 management    (12b-1)      Other     Operating
                                     Fee         Fees      Expenses   Expenses
--------------------------------------------------------------------------------
Kemper Aggressive Growth Fund      0.52%         None        0.25%      0.77%
--------------------------------------------------------------------------------
Kemper Blue Chip Fund              0.52%         None        0.17%      0.69%
--------------------------------------------------------------------------------
Kemper Growth Fund                 0.54%         None        0.15%      0.69%
--------------------------------------------------------------------------------
Kemper Small Capitalization
Equity Fund                        0.82%         None        0.15%      0.97%
--------------------------------------------------------------------------------
Kemper Technology Fund             0.52%         None        0.18%      0.70%
--------------------------------------------------------------------------------
Kemper Total Return Fund           0.53%         None        0.10%      0.63%
--------------------------------------------------------------------------------
Kemper Value+Growth Fund           0.72%         None        0.33%      1.05%
--------------------------------------------------------------------------------


Example

Based on the figures above, this example is designed to help you compare the expenses of a fund to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

                                        1 Year    3 Years    5 Years   10 Years
 -------------------------------------------------------------------------------
 Kemper Aggressive Growth Fund             $79      $246       $428      $954
 -------------------------------------------------------------------------------
 Kemper Blue Chip Fund                     $70      $221       $384      $859
 -------------------------------------------------------------------------------
 Kemper Growth Fund                        $70      $221       $384      $859
 -------------------------------------------------------------------------------
 Kemper Small Capitalization
 Equity Fund                               $99      $309       $536    $1,190
 -------------------------------------------------------------------------------
 Kemper Technology Fund                    $72      $224       $390      $871
 -------------------------------------------------------------------------------
 Kemper Total Return Fund                  $64      $202       $351      $786
 -------------------------------------------------------------------------------
 Kemper Value+Growth Fund                 $107      $334       $579    $1,283
 -------------------------------------------------------------------------------

Financial Highlights

Kemper Blue Chip Fund -- Class I


                                                                       November
                                                                       22, 1995
                                                                          to
                                  Years ended October 31,              October
                      ----------------------------------------------      31,
                         2000       1999        1998        1997         1996
--------------------------------------------------------------------------------
Net asset value,
beginning of period     $10.29     $16.68      $17.72      $17.18     $15.30
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment
  income (loss) (a)        .08        .13         .21         .32        .36
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investment
  transactions            1.79       4.60        1.19        3.58       2.96
--------------------------------------------------------------------------------
  Total from              1.87       4.73        1.40        3.90       3.32
  investment
  operations
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment
  income                    --         --       (.25)       (.23)      (.24)
--------------------------------------------------------------------------------
  Net realized gain
  on investment
  transactions           (.75)      (.42)      (2.19)      (3.13)     (1.20)
--------------------------------------------------------------------------------
Total distributions      (.75)      (.42)      (2.44)      (3.36)     (1.44)
--------------------------------------------------------------------------------
Net asset value, end    $22.11     $20.99      $16.68      $17.72     $17.18
of period
--------------------------------------------------------------------------------
Total return (%) (b)      9.01      28.81        8.53       26.89     21.89*
--------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period
($ in thousands)        10,018      9,669       5,600       5,107         14
--------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)             .69        .72         .68         .70     1.31**
--------------------------------------------------------------------------------
Ratio of expenses
after expense
reductions (%)             .68        .72         .68         .70     1.31**
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)                 .34        .60        1.23        1.56     1.33**
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                    89         75         157         183        166
--------------------------------------------------------------------------------

*        Not annualized

**       Annualized

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charge.

Kemper Growth Fund -- Class I

--------------------------------------------------------------------------------
Year ended September 30,          2000      1999      1998      1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                       $16.07    $11.88    $15.60    $17.26   $16.09
--------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income (loss)  (0.02)(b)  --(b)    0.05(b)     0.08     0.19
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain  (loss) on investment
  transactions                    4.16      4.25    (1.68)      2.61     2.74
--------------------------------------------------------------------------------
  Total from investment
  operations                      4.14      4.25    (1.63)      2.69     2.93
--------------------------------------------------------------------------------
  Less distributions from:
  Net investment income             --        --        --        --   (0.08)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       (1.76)    (0.06)    (2.09)    (4.35)   (1.68)
--------------------------------------------------------------------------------
Total distributions             (1.76)    (0.06)    (2.09)    (4.35)   (1.76)
--------------------------------------------------------------------------------
Net asset value, end of period  $18.45    $16.07    $11.88    $15.60   $17.26
--------------------------------------------------------------------------------
Total return (%) (a)             25.81     35.82    (11.45)    20.51    20.19
--------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                     23        19        21        27       36
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)            0.69      0.71      0.65      0.70     0.64
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)            0.68      0.71      0.65      0.70     0.64
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                      (0.13)    (0.02)      0.30      0.43     1.08
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         49        97       122       201      150
--------------------------------------------------------------------------------

(a)      Total return does not reflect the effect of sales charges.

(b)      Based on monthly average shares outstanding during the period.

Kemper Small Capitalization Equity Fund-- Class I

--------------------------------------------------------------------------------
Year ended September 30,            2000      1999     1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                          $6.27     $5.39     $8.07   $7.05    $7.15
--------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income (loss)    (.05)(a)  (.01)(a)      --     .01   .01(a)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain  (loss) on investment
  transactions                      3.52      1.30    (1.87)    1.58      .94
--------------------------------------------------------------------------------
  Total from investment
  operations                        3.47      1.29    (1.87)    1.59      .95
--------------------------------------------------------------------------------
  Less distributions from:
  Net realized gains on
  investment transactions          (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
Total distributions                (.36)     (.41)     (.81)   (.57)   (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period     $9.38     $6.27     $5.39   $8.07    $7.05
--------------------------------------------------------------------------------
Total return (%) (b)              56.87(c)   24.66    (24.82)  24.89    16.76
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       20        12        12      21       20
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .97       .58       .48     .53      .66
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .96       .58       .48     .53      .66
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         (.65)     (.21)       .04     .17      .16
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          156       133        86     102       85
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charges.

(c) Total return would have been lower had certain expenses not been reduced.

Kemper Technology Fund -- Class I

--------------------------------------------------------------------------------
Years ended October 31,          2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of year                          $21.54    $11.86    $13.19    $13.20    $14.64
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
  (loss) (a)                         --     (.02)     (.02)     (.04)     (.07)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions         10.07     10.77       .83      2.14       .76
--------------------------------------------------------------------------------
  Total from investment
  operations                      10.07     10.75       .81      2.10       .69
--------------------------------------------------------------------------------
  Less distributions from:
  Net realized gain on
  investment transactions        (1.94)    (1.07)    (2.14)    (2.11)    (2.13)
--------------------------------------------------------------------------------
Net asset value, end of year     $29.67    $21.54    $11.86    $13.19    $13.20
--------------------------------------------------------------------------------
Total return (%) (b)              47.62     95.39      8.44     17.23      8.06
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                 58,992    34,086    19,389    20,004    17,834
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)              .70       .65       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)              .69       .64       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                 (.01)     (.09)     (.12)     (.27)     (.49)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          59        59       146       192       121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charge.

Kemper Total Return Fund -- Class I

--------------------------------------------------------------------------------
Year ended October 31,      2000        1999       1998       1997       1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period        $11.38      $10.54     $11.33      $11.27    $10.61
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income
  (loss)                   .29(a)      .34(a)        .34         .36       .32
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on investment
  transactions                .47        1.53        .77        1.55      1.23
--------------------------------------------------------------------------------
  Total from investment
  operations                  .76        1.87       1.11        1.91      1.55
--------------------------------------------------------------------------------
  Less distributions from:
  Net investment income     (.32)       (.35)      (.35)       (.36)     (.39)
--------------------------------------------------------------------------------
  Net realized gains on     (.46)       (.68)     (1.55)      (1.49)     (.50)
  investment
  transactions
--------------------------------------------------------------------------------
Total distributions         (.78)      (1.03)     (1.90)      (1.85)     (.89)
--------------------------------------------------------------------------------
Net asset value, end of
period                     $11.36      $11.38     $10.54      $11.33    $11.27
--------------------------------------------------------------------------------
Total return (%) (b)         6.80       18.65      10.98       19.40     15.64
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period
($ thousands)              11,186      10,316     12,082      12,193    11,080
--------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)                .63         .67        .64         .71       .72
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        .62         .67        .64         .71       .72
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            2.68        3.06       3.12        3.22      3.09
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                            95          64         80         122        85
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charges.

Special Features

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

February 1, 2001

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]



     February 1, 2001



Prospectus




                                                      Scudder Cash Reserves Fund

                                                      Advisor Classes A, B and C



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

 Contents
 -------------------------------------------------------------------------------



 How the Fund Works                        How to Invest in the Fund

 4 The Fund's Investment Strategy          14 Choosing a Share Class

 5 The Main Risks of Investing             18 How to Buy Shares
   in the Fund
                                           19 How to Exchange or Sell
 6 The Fund's Performance History             Shares

 7 How Much Investors Pay                  20 Policies You Should Know
                                              About
 8 Other Policies and Risks
                                           27 Understanding Distributions
 9 Who Manages and Oversees                   and Taxes
   the Fund

10 Financial Highlights

How the Fund Works


This fund is a money fund, meaning that it seeks to maintain a stable $1.00 share price to preserve the value of your investment.


On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

Scudder Cash Reserve Fund
--------------------------------------------------------------------------------

         The Fund's Investment Strategy

         The fund seeks maximum current income to the extent consistent with stability of principal.

         The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements.

         The fund may buy securities from many types of issuers, including the U.S. government, corporations and municipalities. The fund typically invests more than 25% of its net assets in obligations of U.S. banks and domestic branches of foreign banks. However, everything the fund buys must meet the rules for money market fund investments (see below).

         Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



--------------------------------------------------------------------------------


MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules include the following:


o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

             The Main Risks of Investing in the Fund

             Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

             As with most money market funds, the most important factor affecting the fund's performance is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

             A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

             Other factors that could affect performance include:

                  o the managers could be incorrect in their analysis of
                    interest rate trends, credit quality or other matters

                  o the counterparty to a repurchase agreement or other
                    transaction could default on its obligations

                  o over time, inflation may erode the real value of an
                    investment in the portfolio

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors interested in a versatile, broadly diversified money fund.

--------------------------------------------------------------------------------

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class B shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


Scudder Cash Reserves Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class B
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A BAR CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

1991          4.15
1992          1.86
1993          1.55
1994          2.58
1995          4.44
1996          3.51
1997          3.50
1998          3.44
1999          3.29
2000          4.75


Best Quarter: 1.34%, Q1 1991               Worst Quarter: 0.38%, Q3 1993

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                             Since         Since          Since
                           12/31/99       12/31/95       12/31/90       Since
                            1 Year        5 Years        10 Years     Inception*
--------------------------------------------------------------------------------

Class A                       5.68          4.72             --          4.18
--------------------------------------------------------------------------------

Class B                       1.75          3.53           3.30          4.46
--------------------------------------------------------------------------------

Class C                       5.06          4.04             --          4.02
--------------------------------------------------------------------------------

* Inception dates for Class A, Class B and Class C shares are 1/10/92, 2/6/84 and 5/31/94, respectively.

The table includes the effects of maximum sales loads.

To obtain the fund's current 7-day yield, call (800) 621-1048.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                  None*       None        None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                None        4.00%        1.00%
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.39%       0.39%        0.39%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                        None         0.75         0.75
--------------------------------------------------------------------------------
Other Expenses**                                 0.54        0.73         0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.93        1.87         1.57
--------------------------------------------------------------------------------

* The applicable sales charge applies for exchanges into Class A shares of other Kemper funds.

** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.


Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $95         $296          $515       $1,143
--------------------------------------------------------------------------------
Class B shares                     590          888         1,211        1,718
--------------------------------------------------------------------------------
Class C shares                     260          496           855        1,867
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $95         $296          $515       $1,143
--------------------------------------------------------------------------------
Class B shares                     190          588         1,011        1,718
--------------------------------------------------------------------------------
Class C shares                     160          496           855        1,867
--------------------------------------------------------------------------------

  Other Policies and Risks


             While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

             o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


             o The fund's investment advisor establishes a security's credit grade at the time it buys securities, using independent ratings or, for unrated securities, its own credit determination. If a security's credit quality falls below the minimum required for purchase by the fund, the security will be sold unless the Board believes this would not be in the shareholders' best interests.


             For more information

             This prospectus doesn't tell you about every policy or risk of investing in the fund.

             For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

             Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

             The investment advisor


             The fund's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. Zurich Scudder has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

             The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

             For its services, the investment advisor receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.39% of its average daily net assets.

             The portfolio managers

             The following people handle the day-to-day management of the fund.


             Frank Rachwalski, Jr.               Jerri I. Cohen
             Lead Portfolio Manager               o Began investment career
                                                    in 1992
               o Began investment career
                 in 1973                          o Joined the advisor in 1981

               o Joined the advisor in 1973       o Joined the fund team in 1998

               o Joined the fund team in 1984

Financial Highlights


These tables are designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Cash Reserves Fund^(1)-- Class A

-------------------------------------------------------------------------------
Year ended September 30,               2000     1999     1998     1997    1996
-------------------------------------------------------------------------------
Per share operating performance
-------------------------------------------------------------------------------
Net asset value, beginning of period   $1.00    $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------
  Net investment income                  .05      .04      .04      .04     .05
-------------------------------------------------------------------------------
  Distributions from net investment
  income                                (.05)    (.04)    (.04)    (.04)   (.05)
-------------------------------------------------------------------------------
Net asset value, end of period         $1.00    $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------
Total return (%)                        5.43     4.12     4.58     4.57    4.67
-------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                          252      265      197       91      36
-------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           .93     1.09     1.21     1.16    1.08
-------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           .92     1.09     1.21     1.16    1.08
-------------------------------------------------------------------------------
Ratio of net investment income (%)      5.27     4.07     4.49     4.45    4.53
-------------------------------------------------------------------------------

^(1) On February 1, 2001, the fund changed its name from Kemper Cash Reserves
     Fund to Scudder Cash Reserves Fund.

Scudder Cash Reserves Fund^(1)-- Class B


--------------------------------------------------------------------------------
Year ended September 30,              2000     1999     1998     1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning            $1.00    $1.00    $1.00    $1.00    $1.00
of period
--------------------------------------------------------------------------------
  Net investment income                 .04      .03      .03      .03      .04
--------------------------------------------------------------------------------
  Distributions from net               (.04)    (.03)    (.03)    (.03)    (.04)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period        $1.00    $1.00    $1.00    $1.00    $1.00
--------------------------------------------------------------------------------
Total return (%)                       4.49     3.08     3.53     3.49     3.73
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period               202      287      285      217      162
($ in millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense       1.87     2.11     2.22     2.19     1.99
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense        1.86     2.11     2.22     2.19     1.99
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)     4.33     3.05     3.48     3.42     3.62
--------------------------------------------------------------------------------



^(1)On February 1, 2001, the fund changed its name from Kemper Cash Reserves
    Fund to Scudder Cash Reserves Fund.

Scudder Cash Reserves Fund^(1)-- Class C

-------------------------------------------------------------------------------
Year ended September 30,               2000     1999     1998     1997    1996
-------------------------------------------------------------------------------

Per share operating performance
-------------------------------------------------------------------------------
Net asset value, beginning of period   $1.00    $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------
  Net investment income                  .05      .03      .04      .04     .04
-------------------------------------------------------------------------------
  Distributions from net investment     (.05)    (.03)    (.04)    (.04)   (.04)
  income
-------------------------------------------------------------------------------
Net asset value, end of period         $1.00    $1.00    $1.00    $1.00   $1.00
-------------------------------------------------------------------------------
Total return (%)                        4.81     3.44     3.90     3.85    3.93
-------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period                 79       97       68       32      10
($ in millions)
-------------------------------------------------------------------------------
Ratio of expenses before expense        1.57     1.75     1.88     1.84    1.79
reductions (%)
-------------------------------------------------------------------------------
Ratio of expenses after expense         1.56     1.75     1.88     1.84    1.79
reductions (%)
-------------------------------------------------------------------------------
Ratio of net investment income (%)      4.63     3.41     3.82     3.77    3.82
-------------------------------------------------------------------------------


^(1) On February 1, 2001, the fund changed its name from Kemper Cash Reserves
     Fund to Scudder Cash Reserves Fund.

How to Invest in the Fund


The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.


You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class



Offered in this prospectus are three share classes for the fund. The fund offers another class of shares separately. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o No charges when you buy shares         o Total annual operating expenses are
                                           lower than those for Class B or
o In most cases, no sales charge when      Class C
  you sell shares

o No distribution fee

--------------------------------------------------------------------------------

Class B

o No charges when you buy shares         o The deferred sales charge rate falls
                                           to zero after six years
o Deferred sales charge of up to 4.00%,
  charged when you sell shares you       o Shares automatically convert to
  bought within the last six years         Class A after six years, which means
                                           lower annual expenses going forward
o 0.75% distribution fee
--------------------------------------------------------------------------------

Class C

o No charges when you buy shares         o The deferred sales charge rate is
                                           lower, but your shares never convert
o Deferred sales charge of 1.00%,          to Class A, so annual expenses remain
  charged when you sell shares you         higher
  bought within the last year

o 0.75% distribution fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have no sales charges when you buy shares.


If you later exchange Class A shares into another Kemper fund, you'll be charged any applicable sales charges. However, if you bought shares of this fund by exchange from a fund where you already paid a sales charge, you will be credited for the sales charges you paid if you later exchange back into a fund with a Class A sales charge.



If you've invested $1 million or more in another Kemper fund, either as a lump sum or through one of the sales charge reduction features described in that fund's prospectus, and you exchange into Class A Shares of this fund, you may be charged a 1% contingent deferred sales charge if you redeem shares within one year of your initial purchase of the other fund. If you redeem shares within two years of your initial purchase of the other fund, you may be charged a 0.50% contingent deferred sales charge (CDSC). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Class A shares may make sense for long-term investors, especially those who are eligible for reduced sales charges for other Kemper funds.
--------------------------------------------------------------------------------

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares        CDSC on shares you sell
--------------------------------------------------------------------------------
First year                          4.00%
--------------------------------------------------------------------------------
Second year and later               3.00
--------------------------------------------------------------------------------
Fourth or Fifth Year                2.00
--------------------------------------------------------------------------------
Sixth Year                          1.00
--------------------------------------------------------------------------------
Seventh year and later              None (automatic conversion to
                                    Class A)
--------------------------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Class B shares can make sense for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.
--------------------------------------------------------------------------------

Class C shares


Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares        CDSC on shares you sell
--------------------------------------------------------------------------------
First year                          1.00%
--------------------------------------------------------------------------------
Second year and later               None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstancessee "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you (determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.
--------------------------------------------------------------------------------

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

--------------------------------------------------------------------------------
 First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $100 or more for regular accounts

$250 or more for IRAs                     $50 or more for IRAs

$50 or more with an Automatic Investment  $50 or more with an Automatic
Plan                                      Investment Plan, Payroll Deduction or
                                          Direct Deposit
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check and an investment slip
                                            to us at the appropriate address
o Send it to us at the appropriate          below
  address, along with an investment
  check                                   o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Follow the instructions at              o Follow the instructions at
  www.kemper.com                            www.kemper.com
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Regular mail:
  Kemper Funds, PO Box 219153, Kansas City, MO 64121-9153

  Express, registered or certified mail:
  Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
                                          over $50,000, can only be ordered in
$100 or more for exchanges between        writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 22
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your         o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With a systematic exchange plan           With a systematic withdrawal plan

o To set up regular exchanges from a      o To set up regular cash payments from
  Kemper fund account, call                 a Kemper fund account, call
  (800) 621-1048                            (800) 621-1048
--------------------------------------------------------------------------------

On the Internet

o Follow the instructions at              o Follow the instructions at
  www.kemper.com                            www.kemper.com
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.


In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.


Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper or Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send or accept wires of $1,000 or more.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www.kemper.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

There are certain cases in which you may be exempt from a CDSC. These include:

o  the death or disability of an account owner (including a joint owner)

o  withdrawals made through a systematic withdrawal plan

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans



In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper Service Company can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund offering multiple classes or a Kemper fund and then decide to invest with Scudder or Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder or Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder or Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper Service Company or your financial representative.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, each share class of the fund uses the following equation:

                    TOTAL ASSETS - TOTAL LIABILITIES
                  ------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors and certain investors in Class A shares, a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class"). As noted earlier, the fund seeks to maintain a stable $1.00 share price.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts orif you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind in marketable securities unless your requests over a 90-day period total more than $250,000 or 1% of a portfolio's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.


The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes if necessary.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the fund typically doesn't expect to make long-term capital gains distributions. Also, because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.


Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus). If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you're a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


SEC                                      Scudder Funds c/o
450 Fifth Street, N.W.                   Kemper Distributors, Inc.
Washington, DC 20549-0102                222 South Riverside Plaza
www.sec.gov                              Chicago, IL 60606-5808
Tel (202) 942-8090                       www.kemper.com
                                         Tel (800) 621-1048


SEC File Number
Scudder Cash Reserves Fund               811-3440



Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]



Scudder Cash Reserves Fund

Supplement to Prospectus Dated February 1, 2001

Class I Shares
--------------------------------------------------------------------------------

The fund currently offers four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in the fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in the fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the fund, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

Performance Information

No performance data are available for the fund's Class I shares.

How Much Investors Pay

The Class I shares have no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.
--------------------------------------------------------------------------------
Fee Table                                                              Class I
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases                       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)                        None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends/Distributions             None
--------------------------------------------------------------------------------
Redemption Fee                                                         None
--------------------------------------------------------------------------------
Exchange Fee                                                           None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fees                                                        0.39%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              None
--------------------------------------------------------------------------------
Other Expenses                                                         0.18%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57%
--------------------------------------------------------------------------------


Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.



----------------------------------------------------------------------------
Fees and expenses if you sold shares after:
----------------------------------------------------------------------------

1 Year              3 Years           5 Years            10 Years
----------------------------------------------------------------------------

$58                 $183              $318               $714
----------------------------------------------------------------------------

Special Features

Shareholders of the fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates and (ii) Class I shares of any other "Kemper Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will generally be higher for Class I shares than for Class A, Class B and Class C shares.

February 1, 2001

                                KEMPER PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION
                                February 1, 2001


                           Scudder Cash Reserves Fund
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048

      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Scudder Cash Reserves Fund (the "Fund") dated February 1, 2001. The prospectus may be obtained without charge from the Fund by calling or writing the Fund or the firm from which the prospectus was obtained, and is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS........................................................2

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS...............................2

INVESTMENT ADVISER AND UNDERWRITER.............................................4

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES.................................12

DIVIDENDS AND TAXES...........................................................21

PERFORMANCE...................................................................24

OFFICERS AND TRUSTEES.........................................................26

SHAREHOLDER RIGHTS............................................................28

APPENDIX -- RATINGS OF INVESTMENTS............................................30

The financial statements appearing in the Fund's 2000 Annual Report to Shareholders dated September 30, 2000, are incorporated herein by reference. The Annual Report for the Fund accompanies this Statement of Additional Information, and further copies may be obtained without charge by calling 1-800-621-1048.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which, together with its investment objective and fundamental policies, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund has elected to be classified as a diversified series of an open-end investment trust.

The Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the fund intends to invest more than 25% of its net assets in instruments issued by banks.

4. Engage in the business of underwriting securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

5. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6. Purchase physical commodities or contracts relating to physical commodities.

7. Purchase or sell real estate, which term does not include securities or companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

With regard to Restriction #3, for purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board without shareholder approval. The Fund may not:

1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2. lend portfolio securities in an amount greater than one third of its total assets; and

3.    Invest more than 10% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following information sets forth the Fund's investment objective, policies and risk factors. The Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will achieve its objective.

The Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investor Services, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.

5. Repurchase Agreements. See "Additional Information" below for more detail.

In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund typically invests more than 25% of its net assets in obligations of U.S. banks and domestic branches of foreign banks. As a result, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."

The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The investment adviser monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis. See "Investment Restrictions" herein.

Additional Investment Information. The Fund will invest only in securities with remaining maturities of 12 months or less and maintains a dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Repurchase Agreements. The Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment adviser to present minimal credit risk. The investment adviser will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Fund may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Fund's limitations on illiquid securities.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. The Fund will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment adviser to be of good standing, and when the investment adviser believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

INVESTMENT ADVISOR AND UNDERWRITER


Investment Advisor. Zurich Scudder Investments, Inc. (the "Advisor" or "Zurich Scudder"), 345 Park Avenue, New York, New York 10154-0010, is the Fund's investment adviser. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Advisor, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Advisor. The Advisor's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001 the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc.


Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over [XX] open and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Funds are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a fund and also for other clients advised by the Advisor. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to that fund.

In certain cases, the investments for the fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

The investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. Each of the three current series of the Trust, including the Fund, is subject to the investment management agreement, and the provisions concerning continuation, amendment and termination are on a series by series basis. Additional series may be subject to a different agreement.


For the services and facilities furnished, the Fund pays an investment management fee, payable monthly, on a graduated basis at the following annual rates: 0.40% of the first $250 million of average daily net assets, 0.38% of the next $750 million, 0.35% of the next $1.5 billion, 0.32% of the next $2.5 billion, 0.30% of the next $2.5 billion, 0.28% of the next $2.5 billion, 0.26% of the next $2.5 billion, and 0.25% of average daily net assets over $12.5 billion. The investment management fees paid by the Fund for its 2000, 1999 and 1998 fiscal years were $2,051,259, $2,050,000 and $1,269,000, respectively.


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund, however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Principal Underwriter. Pursuant to a separate underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of the Advisor, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a series by series and class by class basis.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms.

Class B Shares and Class C Shares. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services, the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan has been separated from its distribution agreement.

For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares.

KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."

Rule 12b-1 Plan. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Currently, the Fund's Rule 12b-1 Plan is separated from its distribution agreement. The table below shows amounts paid in connection with the Fund's Rule 12b-1 Plan during its 1999, 1998 and 1997 fiscal years.

If the Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse KDI for its expenses incurred. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

Expenses of the Fund and of KDI in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.




                                     Contingent        Total        Distribution
                   Distribution    Deferred Sales   Distribution    Fees Paid by
Class B    Fiscal  Fees Paid by   Charges Paid to   Fees Paid by     KDI to KDI
Shares      Year   Fund to KDI          KDI         KDI to Firms  Affiliated Firms
------      ----   -----------          ---         ------------  ----------------
           2000     $1,617,586        $1,762,493      $3,380,079              $0
           1999      1,739,783         1,449,405       2,537,771               0
           1998      1,180,000           813,000       3,242,000               0


                                Other Distribution Expenses Paid by KDI
                                ---------------------------------------

               Advertising                                          Misc.
Class B            and         Prospectus     Marketing and      Operating    Interest
Shares         Literature       Printing     Sales Expenses       Expenses     Expense
------         ----------       --------     --------------       --------     -------
                  $205,540         $23,952         $220,160        $40,303   $3,488,351
                   188,020          12,078          502,101         65,360    1,760,937
                   320,000          28,000          656,000        123,000    1,576,000



                                     Contingent        Total        Distribution
                   Distribution    Deferred Sales   Distribution    Fees Paid by
Class C    Fiscal  Fees Paid by   Charges Paid to   Fees Paid by     KDI to KDI
Shares      Year   Fund to KDI          KDI         KDI to Firms  Affiliated Firms
------      ----   -----------          ---         ------------  ----------------

           2000      $554,527           $63,525        $618,052          $0
           1999      $533,775            84,132         660,536           0
           1998      $208,000            24,000         493,000           0

                         Other Distribution Expenses Paid by KDI
                         ---------------------------------------

          Advertising                                      Misc.
Class C       and      Prospectus     Marketing and     Operating     Interest
Shares    Literature    Printing     Sales Expenses      Expenses      Expense
------    ----------    --------     --------------      --------      -------

          $188,384       $23,264         $201,619         $39,248     $345,553
           102,276         6,468          274,317          42,947      235,088
           156,000        14,000          329,000          68,000      176,000

Administrative Services. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of the Advisor. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of the Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B shares and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include affiliates of KDI.

The following information concerns the administrative services fee paid by the Fund to KDI.


                                                                       Total Service Fees Paid    Service Fees Paid by KDI
                       Administrative Service Fees Paid by Fund            by KDI to Firms        to KDI Affiliated Firms
                       ----------------------------------------        ----------------------     -----------------------
  Fiscal Year         Class A           Class B          Class B
  -----------         -------           -------          -------
     2000            $596,000          $537,000          $184,000             $1,474,000                      $0

     1999            $553,190          $677,373          $202,780             $1,432,162                      $0
     1998             188,000           399,000            68,000                913,000                       0


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is payable based upon Fund assets in accounts for which a firm provides administrative services and, effective January 1, 2000, at an annual rate of 0.15% based on Fund assets in accounts for which there is no firm (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of the Fund are also directors or officers of the Advisor or KDI as indicated under "Officers and Trustees."


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. SSB is also the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with SSB, Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of SSB's duties as transfer agent and dividend paying agent. SSB receives as transfer agent, and pays to KSvC as follows: annual account fees of $14.00 ($23.00 for retirement accounts) plus account set-up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02%, and out-of-pocket expense reimbursement. SSB's fee is reduced by certain earnings credits in favor of the Fund. For the Fund's 2000, 1999 and 1998 fiscal years the shareholder service fees Investors Fiduciary Trust Company, the Fund's predecessor transfer agent, remitted to KSvC were $1,441,055, $2,315,000 and $1,800,000, respectively.


Independent Auditors and Reports to Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Code of Ethics

         The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.

Portfolio transaction are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities less than one year are excluded from required portfolio turnover rate calculations, so the Fund's portfolio turnover rate for reporting purposes is zero.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Kemper Distributors, Inc. ("KDI") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through KDI, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; KDI will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. KDI will not receive any commission, fee or other remuneration from a Portfolio for this service.


Although certain research services from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund, and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.

The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE, REPURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors without an initial sales charge, but Class A shares of the Fund exchanged into Class A shares of another Kemper Fund are subject to the applicable sales charge of the Kemper Fund at the time of the exchange. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The Fund is designed primarily as an exchange vehicle for investments in other Kemper Funds sold through financial services firms. For example, the Fund may serve as a temporary investment for amounts ultimately intended for investment in equity or fixed income Kemper Funds through techniques such as "dollar cost averaging." The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                                                  Annual 12b-1 Fees
                                                 (as a % of average
                Sales Charge                      daily net assets)   Other Information
                ------------                      -----------------   -----------------

Class A*   None                                        None

Class B    Maximum contingent deferred sales           0.75%          Shares convert to
           charge of 4% of redemption                                  Class A shares
           proceeds; declines to zero after                            six years after
           six years                                                   issuance

Class C    Contingent deferred sales charge of
           1% of redemption proceeds for
           redemptions made during first year
           after purchase                              0.75%           No conversion
                                                                       feature


* No initial sales charge applies to purchases of Class A shares of the Fund, but the applicable sales charge applies for exchanges into Class A shares of other Kemper Funds.

The minimum initial investment for the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

The Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments, which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends and Taxes" for more information.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Class A Shares. Class A shares are sold at their net asset value with no sales charge.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Advisor and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Advisor and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgement of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to KSvC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form. The applicable sales charge applies for exchanges from Class A shares of the Fund to Class A shares of other Kemper Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

REDEMPTION OR REPURCHASE OF SHARES


General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 219153, Kansas City, Missouri 64141-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


The redemption price for shares of the Fund will be the net asset value per share of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment adviser deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent Deferred Sales Charge--Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

           Year of Redemption                     Contingent Deferred
             After Purchase                          Sales Charge
             --------------                          ------------

                  First                                   4%
                 Second                                   3%
                  Third                                   3%
                 Fourth                                   2%
                  Fifth                                   2%
                  Sixth                                   1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge--Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge--General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends to a total of $11,000. If the investor were then to redeem the entire $11,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because the $1,000 of reinvested dividends is not subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 1999 will be eligible for the second year's charge if redeemed on or after December 1, 2000. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder of the Fund who redeems Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of its Fund or of any other Kemper Fund listed under "Special Features -- Class A Shares -- Combined Purchases". The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. The reinvestment privilege may be terminated or modified at any time.

Redemption in-kind. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

SPECIAL FEATURES


Class A Shares -- Combined Purchases. The Class A shares (or the equivalent) of any Kemper Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Adjustable Rate U.S. Government Fund, Kemper Aggressive Growth Fund, Kemper Asian Growth Fund, Kemper Blue Chip Fund, Kemper California Tax-Free Income Fund, Scudder Cash Reserves Fund, Kemper Contrarian Fund, Kemper Diversified Income Fund, Kemper Emerging Markets Growth Fund, Kemper Emerging Markets Income Fund, Kemper New Europe Fund, Kemper Florida Tax-Free Income Fund, Kemper Global Blue Chip Fund, Kemper Global Income Fund, Kemper Growth Fund, Kemper High Yield Fund, Kemper High Yield Opportunity, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Income And Capital Preservation Fund, Kemper Intermediate Municipal Bond, Kemper International Fund, Kemper International Growth and Income Fund, Kemper Large Company Growth Fund (currently available only to employees of Zurich Scudder Investments, Inc.; not available in all states), Kemper Latin America Fund, Kemper Municipal Bond Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, Kemper Quantitative Equity Fund, Kemper Research Fund (currently available only to employees of Zurich Scudder Investments, Inc.; not available in all states), Kemper Retirement Fund -- Series I, Kemper Target 2011 Fund, Kemper Retirement Fund -- Series III, Kemper Target 2010 Fund -- Series IV, Kemper Retirement Fund -- Series V, Kemper Retirement Fund -- Series VI, Kemper Retirement Fund -- Series VII, Kemper Short-Intermediate Government Fund, Kemper Small Cap Value Fund, Kemper Small Cap Value+Growth Fund (currently available only to employees of Zurich Scudder Investments, Inc.; not available in all states), Kemper Small Capitalization Equity Fund, Kemper Small Cap Relative Value Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper U.S. Government Securities Fund, Kemper U.S. Growth and Income Fund, Kemper U.S. Mortgage Fund, Kemper Value+Growth Fund, Kemper Worldwide 2004 Fund, Kemper-Dreman High Return Equity Fund and Kemper-Dreman Financial Services Fund. ("Kemper Funds") Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered Kemper Funds for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates may include: (a) Money Market Funds as "Kemper Funds," (b) all classes of shares of any Kemper Fund, and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.


Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of the Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of a Kemper Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Kemper Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

If a shareholder has invested $1 million or more in another Kemper Fund, either as a lump sum or through on of the sales charge reduction features described in that fund's prospectus, and a shareholder exchanges into Class A shares of this fund, the shareholder may be charged a 1 % contingent deferred sales charge if they redeem shares within one year of your initial purchase of the other Kemper Fund. If they redeem shares within two years of their initial purchase of the other Kemper Fund, they may be charged a 0.50% contingent deferred sales charge. This CDSC is waived under certain circumstances. See the Fund's prospectus for more details.

Class B Shares. Class B shares of the Fund and Class B shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.


General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). In addition, shares of a Kemper fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Kemper fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 219153, Kansas City, Missouri 64141-9153, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.


Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Kemper Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

KDI will waive the contingent deferred sales charge on redemptions of Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax adviser before establishing a retirement plan.

Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of the Fund may be changed by the Trustees without a vote of the shareholders.

DIVIDENDS AND TAXES

Dividends. The Fund declares daily dividends of its net investment income. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends paid by the Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may elect to receive income and capital gain dividends in cash.

Any dividends of the Fund that are reinvested normally will be reinvested in shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares.

Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of the Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund. The Fund reinvests dividend checks (and future dividends) in shares of that same class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.



Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed.


If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).


Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. No portion of the dividends paid by the Fund will qualify for the dividends received deduction.


Dividends paid out of the Fund's investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of (both paid or reinvested) those shares.

Investments by the Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), held by the Fund will be taxed as ordinary income to the extent of the accrued market discount up to the amount of realized capital gain on the bonds, unless the Fund elects to include the market discount in income as it accrues which will be taxed as ordinary income as accrued.


A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its net capital gains income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed net capital gains income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who has redeemed shares of the Fund (other than shares of the Fund not acquired by exchange from another Kemper Fund) or other Kemper Fund listed in the prospectus under "Special Features -- Class A Shares --Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Kemper Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares --

Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.


The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Fund has been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Fund shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed, and, therefore, the net asset value of the Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security that is traded on The Nasdaq Stock Market Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide market maker. If it is not possible to value a particular debt security pursuant to the above methods, the investment adviser of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner, which in the discretion of the Valuation Committee most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other portfolios assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "yield" and "effective yield." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. If the Fund's fees or expenses are being waived or absorbed by the Advisor, the Fund may also advertise performance information before and after the effect of the fee waiver or expense absorption.

The Fund's historical performance or return for a class of shares may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. Performance information will be computed separately for each class. The Advisor agreed to absorb certain operating expenses for the Fund for the periods and to the extent specified in this Statement of Additional Information. See "Investment Advisor and Underwriter." Because of this expense absorption, the performance results for the Fund may be shown with and without the effect of this waiver and expense absorption. Performance results not giving effect to expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific seven-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The Fund's yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2000 was 5.94%, 5.00% and 5.34%, respectively.


The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.


The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7 - 1. The Fund's effective yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2000 was 6.11%, 5.12% and 5.48%, respectively.


The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value without an initial sales charge. However, the redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year. Class B and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class A and C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Yields will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Investors may want to compare the performance of the Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and yield will fluctuate. The Fund seeks to maintain a stable net asset value of $1.00.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

The Fund's performance may be compared to that of the Consumer Price Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI"). The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.


The Fund's yield will fluctuate. Additional information about the Fund's performance appears in its Annual Report to Shareholders, which is available without charge from the Fund.


OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birth dates, their principal occupations and their affiliations, if any, with the Advisor and KDI are listed below. All persons named as trustees also serve in similar capacities for other funds advised by the Advisor.

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner Business Resources Group; formerly Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, 7515 Pelican Bay Blvd., Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.


LINDA C. COUGHLIN (1/1/52), Trustee*, 345 Park Avenue, New York, New York, Managing Director, Advisor.


THOMAS W. LITTAUER (4/26/55), Vice President and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI International (research and development); formerly, President and Chief Executive Officer, SRI International; prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm); Director, PSI, Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Advisor; formerly, Institutional Sales Managing Director, Advisor.


PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Advisor.



KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Advisor; formerly, Senior Vice President and Portfolio Manager with an unaffiliated investment management firm.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.


MAUREEN E. KANE (2/14/62), Secretary*, Two International Place, Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


*     Interested persons of the Fund as defined in the 1940 Act.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended September 30, 2000, except that the information in the last column is for calendar year 1999.



                                  Aggregate Compensation From
                                  ---------------------------

                        Scudder Cash     Kemper     Total Compensation Kemper Funds
Name of Trustee        Reserves Fund   Portfolios   Paid to Trustees***
---------------        -------------   ----------   -------------------------------

John W. Ballantine
Lewis A. Burnham
Donald L. Dunaway**
Robert B. Hoffman
Donald R. Jones
Shirley D. Peterson
William P. Sommers

* Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fee (including interest thereon) accrued through the Fund's fiscal year payable from the Trust to Mr. Dunaway are $52,500.

*** Includes compensation for service on the boards of 25 funds managed by the Advisor with 41 fund portfolios. Each trustee currently serves as a trustee of 27 funds managed by the Advisor with 47 fund portfolios.

As of December 31, 2000, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of the Fund.

As of December 31, 2000, the following entities owned of record greater than 5% of the outstanding shares of a particular class of the Fund:

   Name and Address       Class(es)                  Percentage of Shares Owned
   ----------------       ---------                  --------------------------

                                                               %
                                                               %
                                                               %


SHAREHOLDER RIGHTS

The Fund is the third separate series, or "Portfolio", of Kemper Portfolios ("KP" or the "Trust"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, KP pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, KP was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Kemper Investment Portfolios, when the name of KP became "Kemper Portfolios." Prior to May 28, 1994, the Fund was known as the Money Market Portfolio.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Fund offers four classes of shares, three of which are described in this statement of additional information. An additional class, Class I shares, are offered through a supplement and have different expenses than Class A, B and C shares, that may affect performance, and are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of the Advisor and its affiliates; and (b) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in the Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. If shares of more than one Portfolio for the Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action, which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any series or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                KEMPER PORTFOLIOS
                            PART C. OTHER INFORMATION

Item 23       Exhibits
-------       --------
              (a)          (1)          Amended and Restated Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Written Instrument Amending the Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

              (b)          (1)          By-Laws.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Amendment to the By-Laws
                                        (Filed herein)

              (c)          (1)          Text of Share Certificate.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Amended and Restated Written Establishment and Designation of Series of
                                        Shares
                                        (Filed herein)

                           (3)          Amended and Restated Written Instrument Establishing and Designating
                                        Separate Classes of Shares.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

                           (4)          Written Instrument Changing the Name of the Series of the Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (d)          (1)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper Cash Reserves Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement).

                           (2)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper U.S. Mortgage Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                        Registration Statement.)

              (e)          (1)          Underwriting and Distribution Services Agreement between the Registrant and
                                        Kemper Distributors, Inc., dated October 1, 1999.
                                        (Filed herein)

                           (2)          Underwriting and Distribution Service Agreement between the Registrant and  Kemper  Distributors,  Inc.,  dated  September  7, 1998.  (Incorporated  by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

              (f)                       Inapplicable

              (g)                       Custodian Contract between Registrant and State Street Bank and Trust
                                        Company dated April 5, 1999. (Incorporated by reference to Post-Effective
                                        Amendment No. 31 to the Registrant's Registration Statement on Form N-1A
                                        filed on October 18, 1999.)

              (h)          (1)          Agency Agreement
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (1)(a)       Supplement to Agency Agreement
                                        (Filed herein)

                           (1)(b)       Supplement to Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                        Registration Statement.)

                           (2)          Administrative Services Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                        Registration Statement.)

                           (2)(a)       Amended Fee Schedule for Administrative Services Agreement
                                        (Filed herein)

              (h)          (4)          Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Kemper Cash Reserves Fund, and Scudder Fund Accounting Corp., dated December
                                        31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (5)          Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Kemper U.S. Mortgage Fund, and Scudder Fund Accounting Corp., dated December
                                        31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

              (i)                       Legal Opinion and Consent of Counsel.
                                        (Filed herein)

              (j)                       Consent of Independent Auditors.
                                        (Filed herein)

              (k)                       Inapplicable

              (l)                       Inapplicable

              (m)          (1)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        Cash Reserves Fund (Class B shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.


                                       2

                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (2)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        Cash Reserves Fund (Class C shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (3)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        U.S. Mortgage Fund (Class B shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (4)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        U.S. Mortgage Fund (Class C shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

              (n)                       Multi-Distribution System Plan.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (p)          (1)          Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc.
                                        (Incorporated by reference to Post-Effective Amendment No. 37 to the
                                        Registration Statement.)

                           (2)          Code of Ethics for Kemper Portfolios.
                                        (Incorporated by reference to Post-Effective Amendment No. 37 to the
                                        Registration Statement.)



Item 24.   Persons  Controlled  by or Under Common  Control with Registrant
--------   ----------------------------------------------------------------

         Not applicable.

Item  25.  Indemnification
--------   ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name              Business and Other Connections of Board of Directors of Registrant's Adviser
----              ----------------------------------------------------------------------------

Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**



                                       4

Gunther Gose               Director, Zurich Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Harold D. Kahn             Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder Investments,
                           Inc. **
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.

Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449
                           Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                      o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL

                     @@    P.O. Box 309, Upland House, S. Church St., Grand
                           Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                           Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


         (1)                    (2)                                         (3)
                                Positions and Offices with                   Positions and
         Name                   Kemper Distributors, Inc.                    Offices with Registrant
         ----                   --------------------------                   -----------------------

         Thomas V. Bruns        President                                    None

         Linda C. Coughlin      Director and Vice Chairman                   Vice President and Trustee

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President
                                Officer and Vice President

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance Officer  Vice President

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          Vice President and Assistant Secretary

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None



                                       6

         (1)                    (2)                                         (3)
         C. Perry Moore         Senior Vice President and Managing Director  None

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            None

         Gary N. Kocher         Managing Director                            None

         Susan K. Crenshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         Scott B. David         Vice President                               None

         Richard A. Bodem       Vice President                               None

         (c)      Not applicable

Item 28.  Location of Accounts and Records
-------   --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  29.  Management Services
---------  -------------------

         Not applicable.

Item  30   Undertakings
---------  ------------

         Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of January 2001.

                                           KEMPER PORTFOLIOS


                                           By: ______________________
                                               Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January 2001 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----




--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           January 30, 2001
                                            Accounting Officer)
/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      January 30, 2001

/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      January 30, 2001



--------------------------------------
Linda C. Coughlin                           Trustee                                      January 30, 2001

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      January 30, 2001

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      January 30, 2001

/s/ Donald R. Jones
--------------------------------------
Donald R. Jones*                            Trustee                                      January 30, 2001

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      January 30, 2001

/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      January 30, 2001


*By:   ________________________
       Philip J. Collora**

         ** Attorney-in-fact pursuant to powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed November 2, 1998, Post Effective Amendment No. 31 to the Registration Statement, filed October 18, 1999,and Post Effective Amendment No. 32 to the Registration Statement, filed November 18, 1999.

                                                                File No. 2-76806
                                                               File No. 811-3440




                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 41

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                KEMPER PORTFOLIOS

                                KEMPER PORTFOLIOS

                                  EXHIBIT INDEX

                                     (b)(2)
                                     (c)(2)
                                     (e)(1)
                                    (h)(1)(a)
                                    (h)(2)(a)
                                       (i)
                                       (j)